Estimated Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Dec. 31, 2010 Year
Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment	40
Equipment and furniture
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment, Minimum	4
Estimated Useful Lives of Premises and Equipment, Maximum	5
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment	5
Operating lease assets
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment, Minimum	3
Estimated Useful Lives of Premises and Equipment, Maximum	5
Capitalized software costs
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment, Minimum	4
Estimated Useful Lives of Premises and Equipment, Maximum	5